Commitments and Contingencies - Additional Information (Detail)		11 Months Ended
	Jul. 28, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Loss Contingencies [Line Items]
Underwriting fee, per unit cash paid | $ / shares			$ 0.35
Stock related warrants issued during the period value		$ 1,857,360
Payments for underwriting fee		$ 14,500,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Expiration period for purchase of underwriting options		45 days
Stock issued during period shares new issues | shares	5,400,000	5,400,000
IPO [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues | shares	41,400,000
Underwriting fee, per unit cash paid | $ / shares			0.20
Payments for underwriting fee		$ 8,300,000
Private Placement [Member]
Loss Contingencies [Line Items]
Stock related warrants issued during the period shares | shares		25,000,000
Share price (in dollars per share) | $ / shares			$ 10.00
Stock related warrants issued during the period value		$ 250,000,000